Cash management assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash management assets.
At January 1	$ 37,966,000	$ 41,449,000
Purchase	3,172,000	6,410,000
Proceeds on disposal	(23,548,000)	(9,756,000)
Net realized gains/(losses) on disposal	(1,898,000)	65,000	$ 527,000
Fair value movement	795,000	(211,000)	(4,624,000)
Change in accrued interest	(3,000)	9,000
Foreign exchange gain (losses)	110,000
Balance at December 31	$ 16,594,000	$ 37,966,000	$ 41,449,000